Mineral property, plant and equipment (Tables)	6 Months Ended
Feb. 28, 2025
Mineral Property Plant And Equipment
Schedule of mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(2)	Right-of-use assets	Other(3)	Total
Cost
As at August 31, 2024	$2,281	$48,161	$29,948	$2,041	$1,721	$192	$84,344
Additions	570	1,882	2,305	126	3,079	—	7,962
As at February 28, 2025	2,851	50,043	32,253	2,167	4,800	192	92,306
Accumulated depreciation
As at August 31, 2024	$—	$2,876	$2,465	$1,067	$38	$81	$6,527
Depreciation	—	742	197	147	386	10	1,482
As at February 28, 2025	—	3,618	2,662	1,214	424	91	8,009
Net book value
As at August 31, 2024	$2,281	$45,285	$27,483	$974	$1,683	$111	$77,817
As at February 28, 2025	2,851	46,425	29,591	953	4,376	101	84,297
(1)	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
(2)	Includes automotive and computer equipment and software.
(3)	Includes leasehold improvements.